Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and equipment, net
Note 8. Property and equipment, net

	December 31, 2023	December 31, 2022
Manufacturing equipment	$582	$546
Furniture and equipment	10,461	10,203
Leasehold improvements	7,465	6,674
Computers and software	30,641	27,140
	49,149	44,563

Less—accumulated depreciation	(33,253)	(27,304)
	$15,896	$17,259
Depreciation expenses were $6,664, $6,368 and $5,036 in the year ended December 31, 2023, 2022 and 2021, respectively.